Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2022
Investments in associates and joint ventures
Investments in associates and joint ventures

13.Investments in associates and joint ventures

13.1Composition and movements

	2022	2021
Joint ventures
Interligação Elétrica do Madeira S.A.	1,871,142	1,374,483
Transmissora Aliança de Energia Elétrica S.A.	1,830,504	1,496,060
Equion Energía Limited	1,191,154	1,860,634
Interligação Elétrica Paraguaçu S.A.	614,112	412,526
Interligação Elétrica Garanhuns S.A.	571,328	363,498
Interligação Elétrica Ivaí S.A.	469,176	288,224
Interligação Elétrica Aimorés S.A.	411,495	278,408
Conexión Kimal Lo Aguirre S.A. (1)	169,230	—
Ecodiesel Colombia S.A.	54,614	64,019
Interconexión Eléctrica Colombia Panamá S.A.	20,516	8,737
Transnexa S.A. E.M.A.	8,545	8,545
Derivex S.A.	439	448
Parques de Rio	83	93
Interconexión Eléctrica Colombia Panamá S.A.S E.S.P.	4	4
	7,212,342	6,155,679
Less impairment:
Equion Energía Limited	(400,196)	(398,104)
Transnexa S.A. E.M.A.	(8,545)	(8,545)
	6,803,601	5,749,030
Associates
Gases del Caribe S.A. E.S.P.	1,495,341	1,515,838
ATP Tower Holdings	913,218	813,697
Gas Natural del Oriente S.A. E.S.P.	148,254	142,508
Gases de la Guajira S.A. E.S.P.	69,376	69,461
E2 Energía Eficiente S.A. E.S.P.	34,944	35,062
Extrucol S.A.	27,680	28,578
Serviport S.A.	9,399	9,399
Sociedad Portuaria Olefinas	4,186	3,012
	2,702,398	2,617,555
Less impairment: Serviport S.A.	(9,399)	(9,399)
	2,692,999	2,608,156
	9,496,600	8,357,186
(1)

In July 2022, ISA Inversiones Chile incorporated the company Conexion Kimal Lo Aguirre S.A. together with Transelec and China Southern Power Grid International (CSG). This company will build and operate the Kimal-Lo Aguirre project in Chile awarded in 2021.

The following is the movement of investments in associates and joint ventures:

For the year ended December 31, 2022:

	Associates	Joint ventures	Total
Opening balance	2,608,156	5,749,030	8,357,186
Capital contributions	—	329,377	329,377
Effects of equity method through:
Profit or loss	126,329	642,093	768,422
Other comprehensive income	149,165	1,450,948	1,600,113
Dividends declared (1)	(190,651)	(1,365,755)	(1,556,406)
Impairment (Note 18)	—	(2,092)	(2,092)
Closing balance	2,692,999	6,803,601	9,496,600
(1)

During 2022, Ecopetrol Business Group received dividends of $1,471,134 from its investments Transmissora Aliança de Energia Elétrica S.A., Interligação Elétrica do Madeira S.A., Gas Natural del Oriente S.A. E.S.P, Gases del Caribe S.A. E.S.P., Extrucol S.A., Gases de la Guajira S.A. E.S.P. and E2 Energía Eficiente S.A. E.S.P.

For the year ended December 31, 2021:

	Associates	Joint ventures	Total
Opening balance	1,791,249	1,383,379	3,174,628
Capital contributions	—	44,735	44,735
Business combination (Note 12)	783,494	4,231,255	5,014,749
Effects of equity method through:
Profit or loss	193,367	232,797	426,164
Other comprehensive income	12,142	121,856	133,998
Dividends declared (1)	(171,238)	(177,870)	(349,108)
Impairment (Note 18)	(858)	(83,644)	(84,502)
Foreign currency translation	—	(3,478)	(3,478)
Closing balance	2,608,156	5,749,030	8,357,186
(1)

During 2021, the Group received dividends of $206,048 from Ecodiesel, Transmissora Aliança de Energia Elétrica S.A., Interligação Elétrica do Madeira S.A., Gas Natural del Oriente S.A. E.S.P, Gases del Caribe S.A. E.S.P., Extrucol S.A., Gases de la Guajira S.A. E.S.P. and E2 Energía Eficiente S.A. E.S.P.

For the year ended December 31, 2020:

	Associates	Joint ventures	Total
Opening balance	1,826,757	1,418,315	3,245,072
Effects of equity method through:
Profit or loss	114,779	(38,443)	76,336
Other comprehensive income	(2,923)	—	(2,923)
Dividends declared (1)	(148,665)	(9,017)	(157,682)
Impairment reversal (loss) (Note 18)	2,529	(69,041)	(66,512)
Foreign currency translation	(1,228)	81,565	80,337
Closing balance	1,791,249	1,383,379	3,174,628
(1)	During 2020, the Group received dividends of $157,241 from its investments.

13.2Additional information about associates and joint ventures

The following is the detail of assets, liabilities, and results of the main investments in associates and joint ventures, as of December 31, 2021, and 2020:

	2022			2021
	Interligação	Transmissora	Equion	Interligação	Transmissora	Equion
	Elétrica do	Aliança de	Energía	Elétrica do	Aliança de	Energía
	Madeira	Energia Elétrica	Limited	Madeira	Energia Elétrica	Limited
Statement of financial position
Current assets	689,613	1,967,310	1,684,029	593,389	1,233,296	3,054,020
Non–current assets	5,890,932	12,351,913	27,943	4,432,664	8,985,539	3,850
Total assets	6,580,545	14,319,223	1,711,972	5,026,053	10,218,835	3,057,870
Current liabilities	376,203	753,445	41,336	325,049	711,592	62,157
Non–current liabilities	2,765,355	7,474,497	31,372	2,196,231	4,633,422	35,316
Total liabilities	3,141,558	8,227,942	72,708	2,521,280	5,345,014	97,473
Equity	3,438,987	6,091,281	1,639,264	2,504,773	4,873,821	2,960,397
Other complementary information
Cash and cash equivalents	200,091	700,313	52,370	207,703	128,256	106,858

	2022			2021
	Interligação	Transmissora	Equion	Interligação	Transmissora	Equion
	Elétrica do	Aliança de	Energía	Elétrica do	Aliança de	Energía
	Madeira	Energia Elétrica	Limited	Madeira	Energia Elétrica	Limited
Statement of profit or loss
Sales revenue	603,362	2,598,283	4,263	639,356	2,953,672	63,169
Costs	(20,098)	(410,106)	(23,726)	(18,021)	(450,666)	(45,201)
Other operating income (expenses), net	—	(198,835)	(945)	—	(117,526)	(8,553)
Financial (expenses) income	(88,991)	(606,837)	48,040	(129,094)	(562,549)	65,611
Income tax (expense)	(106,292)	(129,531)	23,151	(112,574)	(285,702)	(22,091)
Financial year results	387,981	1,252,974	50,783	379,667	1,537,229	52,935
Other comprehensive results	—	8,565	1,144,801	—	15,599	1,632,400
Other complementary information
Depreciation and amortization	881	20,551	47	3,708	15,076	399

This is a reconciliation of equity of the significant investments and the carrying amount of investments as of December 31:

	2022			2021
	Interligação	Transmissora	Equion	Interligação	Transmissora	Equion
	Elétrica do	Aliança de	Energía	Elétrica do	Aliança de	Energía
	Madeira	Energia Elétrica	Limited	Madeira	Energia Elétrica	Limited
Equity of the joint venture	3,438,987	6,091,281	1,639,264	2,504,773	4,873,821	2,960,397
% of Ecopetrol’s ownership	51%	14.88%	51%	51%	14.88%	51%
Ecopetrol’s ownership	1,753,883	906,382	836,025	1,277,434	725,185	1,509,802
Additional value of the investment	—	230,828	375,694	—	197,070	375,694
Impairment	—	—	(400,196)	—	—	(398,104)
Unrealized gain	—	—	(20,565)	—	—	(24,862)
Carrying amount of the investment	1,753,883	1,137,210	790,958	1,277,434	922,255	1,462,530

The information on assets, liabilities, and profit of the other associated companies and joint ventures is found in exhibits 1 and 2.